Long-term and Short-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term and Short-term debt outstanding
Long-term and short-term debt outstanding was as follows:

	Interest Rates (1)				Maturity			December 31,
	Range			Weighted Average				2015	2014
								(In millions)
Senior notes	1.76%	-	7.72%	5.10%	2016	-	2046	$16,994	$15,317
Surplus notes	7.63%	-	7.88%	7.80%	2024	-	2025	502	701
Other notes	1.36%	-	8.00%	4.07%	2016	-	2030	458	110
Capital lease obligations								9	7
Total long-term debt (2)								17,963	16,135
Total short-term debt								100	100
Total								$18,063	$16,235
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(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2015.

(2)	Excludes $60 million and $151 million of long-term debt relating to CSEs — FVO at December 31, 2015 and 2014, respectively. See Note 10.

Schedule of Short-term Debt	Short-term debt with maturities of one year or less was as follows:

	December 31,
	2015	2014
	(In millions)
Commercial paper	$100	$100
Average daily balance	$100	$109
Average days outstanding	68 days	69 days

Schedule of Line of Credit Facilities
Information on the credit facility at December 31, 2015 was as follows:

Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	May 2019	$4,000	$484	$—	$3,516

Committed Facilities
Information on these committed facilities at December 31, 2015 was as follows:

Account Party/Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and Missouri Reinsurance, Inc.	June 2016 (1)	$210	$210	$—	$—
MetLife, Inc.	June 2018 (2)	425	425	—	—
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2024 (3),(4)	575	465	—	110
MetLife Reinsurance Company of South Carolina and MetLife, Inc.	June 2037 (5)	3,500	—	2,797	703
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2037 (3), (6)	2,896	2,159	—	737
MetLife Reinsurance Company of Vermont and MetLife, Inc.	September 2038 (7)	4,250	3,357	—	893
Total		$11,856	$6,616	$2,797	$2,443
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(1)	Capacity at December 31, 2015 of $210 million decreases in March 2016 and June 2016 to $200 million and $0, respectively.

(2)	Capacity at December 31, 2015 of $425 million decreases in June 2017, March 2018 and June 2018 to $395 million, $200 million and $0, respectively.

(3)	MetLife, Inc. is a guarantor under the applicable facility.

(4)	Capacity at December 31, 2015 of $575 million decreases periodically commencing in December 2022 to $515 million in July 2024 and decreases to $0 upon maturity in December 2024.

(5)
Capacity of $3.5 billion through maturity in June 2037, after which it is reduced to $0. The drawdown on this facility is associated with a collateral financing arrangement described more fully in Note 13.

(6)
Capacity at December 31, 2015 of $2.3 billion increases periodically to a maximum of $2.9 billion in 2024, decreases periodically commencing in 2025 to $2.0 billion in 2037, and decreases to $0 upon maturity in December 2037. Unused commitment of $737 million is based on maximum capacity.

(7)
Capacity at December 31, 2015 of $4.3 billion decreases periodically commencing in April 2028 to $3.1 billion in September 2038, and decreases to $0 upon maturity in September 2038. Unused commitment of $893 million is based on maximum capacity. MetLife Reinsurance Company of Vermont is responsible only for reimbursement obligations relating to $2.9 billion of the $3.4 billion of letters of credit outstanding as of December 31, 2015. MetLife, Inc. is responsible only for reimbursement obligations relating to the remaining letters of credit outstanding as of such date.